Aug. 01, 2017
Supplement dated January 12, 2018
to the Prospectus, as supplemented, of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus Dated
Columbia EM Quality Dividend ETF	8/1/2017
Columbia Emerging Markets Consumer ETF	8/1/2017
Columbia India Consumer ETF	8/1/2017
Columbia India Infrastructure ETF	8/1/2017
Columbia India Small Cap ETF	8/1/2017
Effective February 1, 2018 (the Effective Date), Columbia Management Investment Advisers, LLC (the Investment Manager) has reduced the Management fees each Fund pays for investment advisory services from 0.85% to 0.59% for Columbia EM Quality Dividend ETF, from 0.85% to 0.59% for Columbia Emerging Markets Consumer ETF, from 0.89% to 0.75% for Columbia India Consumer ETF, from 0.85% to 0.75% for Columbia India Infrastructure ETF and from 0.85% to 0.75% for Columbia India Small Cap ETF. Accordingly, the following changes are hereby made in the Funds' Prospectus:
As of the Effective Date, the Annual Fund Operating Expenses tables under the caption "Fees and Expenses of the Fund" in the "Summary of Columbia EM Quality Dividend ETF", "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF" and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted and replaced with the following:
For Columbia EM Quality Dividend ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.59%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.59%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
The rest of the section remains the same.
For Columbia Emerging Markets Consumer ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.59%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.59%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
The rest of the section remains the same.
For Columbia India Consumer ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.75%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.75%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
The rest of the section remains the same.
For Columbia India Infrastructure ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.75%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(c)	0.01%
Total annual Fund operating expenses	0.76%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
(c)	Other expenses have been restated to reflect current fees paid by the Fund.
The rest of the section remains the same.
For Columbia India Small Cap ETF:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.75%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.01%
Total annual Fund operating expenses	0.76%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
The rest of the section remains the same.
As of the Effective Date, the "Example" tables beneath the caption "Fees and Expenses of the Fund" in the "Summary of Columbia EM Quality Dividend ETF", "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF" and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted and replaced with the following, respectively:

(whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia EM Quality Dividend ETF	$60	$189	$329	$738
Columbia Emerging Markets Consumer ETF	$60	$189	$329	$738
Columbia India Consumer ETF	$77	$240	$417	$930
Columbia India Infrastructure ETF	$78	$243	$422	$942
Columbia India Small Cap ETF	$78	$243	$422	$942
The rest of each section remains the same.